UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 148.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 10.6%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$835	$836,161
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	825,762
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,040	1,189,718
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	800	817,520

		$3,669,161

Education — 5.8%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$326,249
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	560,180
Ohio State University, 5.00%, 12/1/30	455	559,687
Wright State University, 5.00%, 5/1/31	500	545,320

		$1,991,436

Electric Utilities — 1.7%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$581,510

		$581,510

Escrowed/Prerefunded — 5.4%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$1,028,133
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	548,755
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	274,693

		$1,851,581

General Obligations — 10.0%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$303,383
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,097,880
Dayton City School District, 5.00%, 11/1/31	900	1,071,810
Lakewood City School District, 5.00%, 11/1/39	400	443,692
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	547,975

		$3,464,740

Hospital — 15.6%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$943,914
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	469,300
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	279,600
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	514,500
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	530,535
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	799,862
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	556,545
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	499,233
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	631,964
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	182,488

		$5,407,941

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 16.9%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,111,270
Kent State University, (AGC), 5.00%, 5/1/29	360	400,626
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	2,010,220
Ohio University, (AGM), 5.00%, 12/1/33	500	542,120
University of Akron, Series B, (AGM), 5.00%, 1/1/38	640	688,429
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,111,520

		$5,864,185

Insured-Electric Utilities — 16.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$43,451
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,730,135
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	345,000
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,328,950
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	289,899

		$5,737,435

Insured-Escrowed/Prerefunded — 14.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$733,128
Olentangy Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,560,650
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	100,134
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	567,426
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/26	500	540,965
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/32	1,000	1,081,930
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	396,115

		$4,980,348

Insured-General Obligations — 18.1%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$486,986
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	619,825
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,137,250
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,647,600
St. Marys City School District, (AGM), 5.00%, 12/1/35	150	162,946
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,215,140

		$6,269,747

Insured-Hospital — 1.6%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.273%, 2/1/29(1)(2)(3)	$440	$554,013

		$554,013

Insured-Special Tax Revenue — 10.6%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$954,566
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,682,670
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	32,715

		$3,669,951

Insured-Transportation — 4.2%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$527,112
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	500	484,225
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	450,390

		$1,461,727

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$516,403

		$516,403

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$389,351

		$389,351

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$554,122
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	390,581
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	203,330
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	249,122

		$1,397,155

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$556,450

		$556,450

Transportation — 3.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$86,019
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,123,180

		$1,209,199

Water and Sewer — 5.6%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4)(5)	$1,000	$1,030,650
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	554,480
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	341,424

		$1,926,554

Total Tax-Exempt Investments — 148.8% (identified cost $46,109,632)		$51,498,887

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.1)%		$(17,000,249)

Other Assets, Less Liabilities — 0.3%		$102,370

Net Assets Applicable to Common Shares — 100.0%		$34,601,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 56.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 18.1% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $554,013 or 1.6% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at June 30, 2015.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $230,650.

The Fund did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,082,523

Gross unrealized appreciation	$5,688,095
Gross unrealized depreciation	(71,731)

Net unrealized appreciation	$5,616,364

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$51,498,887	$—	$51,498,887
Total Investments	$—	$51,498,887	$—	$51,498,887

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015